                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-00242

                          IXIS Advisor Funds Trust II
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006 (Unaudited)

 Principal
  Amount      Description                                            Value(+)
 ---------    ----------------------------------------------------  -----------
 Tax Exempt Obligations--97.9% of Net Assets
              Marthas Vineyard, MA -- 1.5%
 $1,000,000   Land Bank Revenue,
              5.000%, 5/01/2032 (AMBAC Insured)                     $ 1,050,210
                                                                    -----------
              Massachusetts -- 6.5%
  4,000,000   State Refunding Series A,
              6.500%, 11/01/2014 (AMBAC Insured)                      4,742,720
                                                                    -----------
              Massachusetts Bay Transportation Authority -- 3.9%
  2,000,000   Sales Tax Revenue Series C,
              5.000%, 7/01/2028                                       2,161,720
    630,000   Series A, Unrefunded,
              5.250%, 7/01/2030                                         661,078
                                                                    -----------
                                                                      2,822,798
                                                                    -----------
              Massachusetts Development Finance Agency -- 15.5%
  1,000,000   Cambridge Street Development Series
              A, 5.125%, 2/01/2034 (MBIA Insured)                     1,049,770
  1,450,000   Curry College, Series A,
              5.000%, 3/01/2036 (ACA Insured)                         1,495,051
  1,000,000   Hampshire College,
              5.625%, 10/01/2024                                      1,071,430
  1,000,000   Mount Holyoke College,
              5.250%, 7/01/2031                                       1,057,660
  2,000,000   Simmons College Series H,
              5.250%, 10/01/2033 (XLCA Insured)                       2,297,400
  2,800,000   Springfield Resource Recovery Series
              A, 5.625%, 6/01/2019                                    2,930,508
  1,100,000   Visual and Performing Arts,
              6.000%, 8/01/2021                                       1,330,274
                                                                    -----------
                                                                     11,232,093
                                                                    -----------
              Massachusetts Health & Educational Facilities
              Authority -- 34.9%
  1,160,000   Baystate Medical Center Series F,
              5.700%, 7/01/2027                                       1,230,540
  2,000,000   Boston University Series S,
              5.000%, 10/01/2039 (FGIC Insured)                       2,100,640
  2,200,000   Catholic Health East,
              5.500%, 11/15/2032                                      2,336,598
  3,000,000   Harvard University Series N,
              6.250%, 4/01/2020                                       3,737,670
  2,716,000   Nichols College Series C,
              6.000%, 10/01/2017                                      2,854,869
  2,000,000   Partners Healthcare Systems Series B,
              5.250%, 7/01/2029                                       2,076,840
  2,500,000   Partners Healthcare Systems Series C,
              5.750%, 7/01/2021                                       2,715,275
  1,500,000   Sterling & Francine Clark Series A,
              5.000%, 7/01/2036                                       1,593,135
  1,000,000   University of Massachusetts Project Series C,
              5.250%, 10/01/2031 (MBIA Insured)                       1,073,040
  2,000,000   University of Massachusetts Series C,
              5.125%, 10/01/2034 (FGIC Insured)                       2,111,140
  1,000,000   Wellesley College Series F,
              5.125%, 7/01/2039                                       1,034,280
  1,315,000   Wheaton College Series E,
              5.000%, 7/01/2017                                       1,402,027
 $1,030,000   Williams College Series H,
              5.000%, 7/01/2017                                       1,100,514
                                                                    -----------
                                                                     25,366,568
                                                                    -----------
              Massachusetts Housing Finance Agency -- 3.2%
  2,000,000   Single Family Housing Series 126,
              4.700%, 6/01/2038(b)                                    1,979,820
    340,000   Single Family Mortgage Series 21,
              7.125%, 6/01/2025                                         341,697
                                                                    -----------
                                                                      2,321,517
                                                                    -----------
              Massachusetts Port Authority -- 4.2%
  1,750,000   Delta Air Lines, Inc. Project Series A,
              5.500%, 1/01/2019 (AMBAC Insured)                       1,834,472
  1,200,000   Series A,
              5.000%, 7/01/2033 (MBIA Insured)                        1,258,920
                                                                    -----------
                                                                      3,093,392
                                                                    -----------
              Massachusetts Water Resources Authority -- 6.8%
  1,000,000   General Series A,
              5.250%, 8/01/2020 (MBIA Insured)                        1,110,540
  3,240,000   Series A,
              6.500%, 7/15/2019 (FGIC Insured)                        3,872,772
                                                                    -----------
                                                                      4,983,312
                                                                    -----------
              Michigan Hospital Finance Authority -- 2.2%
  1,500,000   Oakwood Obligated Group,
              5.500%, 11/01/2017                                      1,620,120
                                                                    -----------
              New England Education Loan Marketing -- 2.9%
  2,000,000   Student Loan Revenue Bond Sub-Issue H,
              6.900%, 11/01/2009                                      2,101,400
                                                                    -----------
              New Jersey Economic Development Authority -- 1.4%
  1,000,000   Series A,
              5.625%, 6/15/2018                                       1,036,790
                                                                    -----------
              New Jersey Transportation Trust Fund Authority --
              1.6%
  1,000,000   Series A,
              5.500%, 12/15/2023                                      1,163,110
                                                                    -----------
              Puerto Rico Commonwealth Aqueduct & Sewer Authority
              -- 4.7%
  3,000,000   Aqueduct & Sewer Authority,
              6.250%, 7/01/2013                                       3,384,390
                                                                    -----------
              Puerto Rico Commonwealth Infrastructure Financing
              Authority -- 2.2%
  1,500,000   Series B,
              5.000%, 7/01/2031                                       1,569,210
                                                                    -----------
              Puerto Rico Public Finance Corp. -- 4.5%
  3,000,000   Commonwealth Appropriation Series A,
              5.750%, 8/01/2027(b)                                    3,238,890
                                                                    -----------

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006 (Unaudited)

Principal
 Amount      Description                                             Value(+)
---------    ----------------------------------------------------  -----------
             Sullivan County, TN, Health Educational & Housing
             Facilities Board Hospital Revenue, -- 1.9%
$1,315,000   Wellmont Health Systems Project Series C,
             5.250%, 9/01/2036                                     $ 1,382,012
                                                                   -----------
             Total Tax Exempt Obligations (Identified Cost
               $67,463,625)                                         71,108,532
                                                                   -----------
Short-Term Investments -- 4.1%
 2,954,847   Tri-Party Repurchase Agreement with Fixed Income
               Clearing Corporation, dated 12/29/2006 at 4.250%
               to be repurchased at $2,956,242 on 1/02/2007,
               collateralized by $2,135,000 U.S. Treasury Bond,
               8.750% due 8/15/2020 valued at $3,015,673(c)
             (Identified Cost $2,954,847)                            2,954,847
                                                                   -----------
             Total Investments -- 102.0%
             (Identified Cost $70,418,472)(a)                       74,063,379
             Other assets less liabilities--(2.0)%                  (1,440,195)
                                                                   -----------
             Net Assets -- 100%                                     72,623,184
                                                                   ===========

--------
  (+) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.
       Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

       The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

       In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

       The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period

  (a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):

       At December 31, 2006, the net unrealized appreciation on investments based on cost of $70,418,570 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost         $3,710,588
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value.           (65,779)
                                                                 ----------
    Net unrealized appreciation                                  $3,644,809
                                                                 ==========

       At September 30, 2005, the Fund had a capital loss carryover of approximately $2,078,269 of which $804,173 expires on September 30, 2007, $116,500 expires on September 30, 2008, $1,003,440 expires on
       September 30, 2010 and $154,156 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

  (b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

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 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- PORTFOLIO OF INVESTMENTS

Investments as of December 31, 2006 (Unaudited)

  (c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund on behalf of and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

  (d) The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At December 31, 2006, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: Colleges and Universities 29.4%, Hospital 10.5%, Water & Sewer 11.5% and State General Obligation 10.6%. The Fund had investments in securities of issuers insured by American Municipal Bond Assurance Corporation (AMBAC), and Financial Guaranty Insurance Company (FGIC) which aggregated 10.5% and 11.1% of its net assets, respectively, at December 31, 2006.

    ACA American Capital Access

  AMBAC American Municipal Bond Assurance Corp.

   FGIC Financial Guarantee Insurance Company

   MBIA Municipal Bond Investors Assurance Corp.

   XLCA XL Capital Assurance

Holdings at December 31, 2006 as a Percentage of Net Assets (Unaudited)

    College & Universities                                            30.2%

    Water & Sewer                                                     13.7

    Hospital                                                          13.4

    State Appropriation                                               12.6

    Airport                                                            4.3

    Resource Recovery                                                  4.0

    Sales Tax                                                          3.9

    Single-Family Housing                                              3.2

    Insurance                                                          3.2

    Student Loans                                                      2.9

    Hospital Obligated Group                                           2.2

    Other, less than 2% each                                           4.3

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           IXIS Advisor Funds Trust II

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ John T. Hailer
                                                  -----------------------------
                                           Name:  John T. Hailer
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  February 26, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  February 26, 2007